Intangible assets - Disclosure of Detailed Information about Intangible Assets (Details)	1 Months Ended						3 Months Ended	12 Months Ended				53 Months Ended
	Oct. 31, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Oct. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€) payment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2022 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		€ 44,192,000						€ 44,192,000	€ 46,289,000	€ 96,968,000
Acquisitions								0	13,000	264,000
Additional considerations								587,000	368,000	3,685,000
Disposals								0	(39,000)	0
Depreciation								(2,224,000)	(2,440,000)	(11,099,000)
Impairment of intangible assets								(41,000,000)	0	0	[1]
Transfers								0	0	0
Intangible assets other than goodwill at end of period								1,556,000	44,192,000	46,289,000		€ 1,556,000
Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets								0	0	(43,529,000)
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		1,800,000						1,800,000
Additional considerations	€ 600,000	400,000		€ 200,000	€ 2,500,000	€ 7,000,000
Intangible assets other than goodwill at end of period									1,800,000
Lumoxiti, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period										47,276,000
Depreciation										(3,746,000)
Impairment of intangible assets										(43,529,000)
of which monalizumab agreement - AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Depreciation								(1,604,000)	(1,942,000)	(2,844,000)
IPH5201
Disclosure of detailed information about intangible assets [line items]
Depreciation								(587,000)	(368,000)	(4,314,000)
Agreement with Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Additional considerations				€ 185,000	€ 2,500,000		€ 2,685,000
Number of additional payment | payment							2
2014 Novo Nordisk A/S monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Additional considerations			€ 1,000,000
Intangible assets other than goodwill at end of period								1,600,000				1,600,000
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets								(41,000,000)				0
Purchased licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		3,161,000						3,161,000	5,103,000	56,851,000
Acquisitions								0	0	0
Additional considerations								587,000	368,000	2,685,000
Disposals								0	0	0
Depreciation								(2,195,000)	(2,310,000)	(10,904,000)
Impairment of intangible assets								0
Transfers								0	0	0
Intangible assets other than goodwill at end of period								1,553,000	3,161,000	5,103,000		1,553,000
Purchased licenses | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets										(43,529,000)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		29,000						29,000	185,000	116,000
Acquisitions									13,000	264,000
Additional considerations								0	0	0
Disposals									(39,000)	0
Depreciation								(29,000)	(130,000)	(195,000)
Impairment of intangible assets								0
Transfers								0	0	0
Intangible assets other than goodwill at end of period								0	29,000	185,000		0
Other intangible assets | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets										0
In progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		€ 41,000,000						41,000,000	41,000,000	40,000,000
Acquisitions								0	0	0
Additional considerations								0	0	1,000,000
Disposals								0	0	0
Depreciation								0	0	0
Impairment of intangible assets								(41,000,000)
Transfers								0	0	0
Intangible assets other than goodwill at end of period								€ 0	€ 41,000,000	41,000,000		€ 0
In progress | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets										€ 0

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.